Commitments and Contingencies (Details)					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2023 USD ($) shares	Dec. 05, 2022 USD ($) $ / shares shares	Oct. 21, 2021 USD ($)	Oct. 18, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Percentage of gross proceeds from business combination				6.00%
Percentage of aggregate transaction on advisory fees				2.00%
Common stock issued to Sponsors (in shares) | shares				250,000
Percentage of marketing agreement advisory fee				50.00%
Legal fees					$ 95,862	$ 10,500	$ 241,380	$ 31,500	$ 297,453	$ 3,500
Loss contingency unpaid value							132,101		$ 223,748	$ 3,500
Market price | $ / shares		$ 12.50
Business combination revenue		$ 68,500,000
Right to redeem public shares exercised | shares	9,865,056
Aggregate amount available in trust account	$ 102,897,540
Excise tax payable					$ 1,028,975		$ 1,028,975
Craig-Hallum
Commitments and Contingencies
Common stock issued to Sponsors (in shares) | shares				125,000
Earnout shares
Commitments and Contingencies
Common stock issued to Sponsors (in shares) | shares		2,400,000					2,400,000		2,400,000
Market price | $ / shares					$ 12.50		$ 12.50		$ 12.50
Business combination revenue							$ 68,500,000		$ 68,500,000
Initial public offering
Commitments and Contingencies
Underwriting cash discount, Percentage			2.0
Underwriter cash discount			$ 2,300,000
Cash underwriting fee, percentage			3.50%	3.50%
Cash underwriting fee payable			$ 4,025,000	$ 4,025,000